COMMON AND PREFERRED SHARES OF BENEFICIAL INTEREST AND EQUITY	12 Months Ended
Apr. 30, 2013
COMMON AND PREFERRED SHARES OF BENEFICIAL INTEREST AND EQUITY [Abstract]
COMMON AND PREFERRED SHARES OF BENEFICIAL INTEREST AND EQUITY
NOTE 17 • COMMON AND PREFERRED SHARES OF BENEFICIAL INTEREST AND EQUITY
Distribution Reinvestment and Share Purchase Plan.  During fiscal years 2013 and 2012, IRET issued 5.3 million and 4.8 million common shares, respectively, pursuant to its distribution reinvestment and share purchase plan, at a total value at issuance of $43.1 million and $34.3 million, respectively. The shares issued under the distribution reinvestment and share purchase plan during fiscal year 2013 consisted of 1.5 million shares valued at issuance at $12.4 million that were issued for reinvested distributions and approximately 3.8 million shares valued at $30.7 million at issuance that were sold for voluntary cash contributions. The shares issued under the distribution reinvestment and share purchase plan during fiscal year 2012 consisted of 1.5 million shares valued at issuance at $10.8 million that were issued for reinvested distributions and approximately 3.3 million shares valued at $23.5 million at issuance that were sold for voluntary cash contributions. IRET's distribution reinvestment plan is available to common shareholders of IRET and all limited partners of IRET Properties. Under the distribution reinvestment plan, shareholders or limited partners may elect to have all or a portion of their distributions used to purchase additional IRET common shares, and may elect to make voluntary cash contributions for the purchase of IRET common shares, at a discount (currently 3%) from the market price.
Conversion of Units to Common Shares.  During fiscal years 2013 and 2012, respectively, approximately 317,000 and 759,000 Units were converted to common shares, with a total value of $1.6 million and $3.5 million included in equity.
Issuance of Common and Preferred Shares.  On April 5, 2013, the Company completed the public offering of approximately 6.0 million common shares of beneficial interest at a public offering price of $9.25 per share, for net proceeds of approximately $53.0 million after underwriting discounts and estimated offering expenses. The Company contributed the net proceeds from the sale of common shares to the Operating Partnership for general business purposes, including the acquisition and development of income-producing real estate properties and debt repayment. The common shares were registered under a shelf registration statement declared effective on May 4, 2010, and which expired on May 4, 2013.
On August 7, 2012, the Company completed the public offering of 4.6 million Series B Cumulative Redeemable Preferred Shares of Beneficial Interest ("Series B preferred shares") at a price of $25.00 per share for net proceeds of approximately $111.2 million after underwriting discounts and estimated offering expenses.  These shares are nonvoting and redeemable for cash at $25.00 per share at the Company's option on or after August 7, 2017. Holders of these shares are entitled to cumulative distributions, payable quarterly (as and if declared by the Board of Trustees). Distributions accrue at an annual rate of $1.9875 per share, which is equal to 7.95% of the $25.00 per share liquidation preference ($115 million liquidation preference in the aggregate).  The Company contributed the net proceeds from the sale to the Operating Partnership for general business purposes, including the acquisition and development of income-producing real estate properties and debt repayment, in exchange for 4.6 million Series B preferred units, which carry terms that are substantially the same as the Series B preferred shares. On August 7, 2012, the Operating Partnership used a portion of the proceeds of the offering of Series B preferred shares to repay $34.5 million in borrowings under its multi-bank line of credit, reducing outstanding borrowings under the line of credit from $44.5 million to $10.0 million. The Series B preferred shares were registered under a shelf registration statement declared effective on July 12, 2012. This currently-effective shelf has a remaining unused capacity of $35 million.
In addition to the 4.6 million Series B preferred shares outstanding, the Company also has outstanding approximately 1.2 million shares of 8.25% Series A Cumulative Redeemable Preferred Shares of Beneficial Interest, issued during the Company's fiscal year 2004 for total proceeds of $27.3 million, net of selling costs. Holders of the Company's Series A preferred shares are entitled to receive dividends at an annual rate of 8.25% of the liquidation preference of $25 per share, or $2.0625 per share per annum. These dividends are cumulative and payable quarterly in arrears. The shares are not convertible into or exchangeable for any other property or any other securities of the Company at the election of the holders. However, the Company, at its option, may redeem the shares at a redemption price of $25.00 per share, plus any accrued and unpaid dividends through the date of redemption. The shares have no maturity date and will remain outstanding indefinitely unless redeemed by the Company.
During fiscal year 2013, IRET issued 300,000 common shares at a weighted average price per share of $7.24 under its ATM equity program with BMO Capital Markets Corp. as sales agent, for net proceeds (before offering expenses but after underwriting discounts and commissions) of $2.1 million, used for general corporate purposes including the acquisition and development of investment properties. On April 1, 2013 the Company terminated this ATM equity program, and the Company currently has no ATM equity program in place.